UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

(b)  Not applicable.

Global X Blockchain & Bitcoin Strategy ETF (ticker: BITS)

Semi-Annual Report

April 30, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s(defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Fund’s website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Consolidated Schedule of Investments
Global X Blockchain & Bitcoin Strategy ETF	1
Consolidated Statement of Assests and Liabilities	3
Consolidated Statement of Operations	4
Consolidated Statements of Changes in Net Assets	5
Consolidated Financial Highlights	7
Notes to Consolidated Financial Statements	9
Disclosure of Fund Expenses	25
Approval of Investment Advisory Agreement	27
Supplemental Information	31

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Consolidated Schedule of Investments	April 30, 2023 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

	Shares	Value
EXCHANGE TRADED FUND — 49.8%
Global X Blockchain ETF(A)
(Cost $13,625,169)	243,950	$5,713,309
	Face Amount
U.S. TREASURY OBLIGATIONS — 38.9%
U.S. Treasury Bills
5.121%, 08/15/23(B)	$500,000	492,677
5.064%, 07/20/23(B)	1,000,000	989,050
4.940%, 07/13/23^ (B)(C)	1,000,000	990,125
4.918%, 06/27/23(B)	1,000,000	992,297
4.783%, 06/06/23(B)	500,000	497,631
4.737%, 07/11/23^ (B)(C)	500,000	495,218
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,456,941)		4,456,998
TOTAL INVESTMENTS — 88.7%
(Cost $18,082,110)		$10,170,307

Percentages are based on Net Assets of $11,471,440.

A list of the futures contracts held by the Fund at April 30, 2023, is as follows:

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Type of Contract
Long Contracts
CME BITCOIN FUTURE^	39	May-2023	$5,427,480	$5,747,625	$320,145

^ Security is held by the Global X Bitcoin Strategy Subsidiary I, as of April 30, 2023.
(A) Affiliated investment.
(B) Interest rate represents the security's effective yield at the time of purchase.
(C) Security, or a portion thereof, has been pledged as collateral on futures contracts.

ETF — Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2023 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,713,309	$—	$—	$5,713,309
U.S. Treasury Obligations	—	4,456,998	—	4,456,998
Total Investments in Securities	$5,713,309	$4,456,998	$—	$10,170,307

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$320,145	$—	$—	$320,145
Total Other Financial Instruments	$320,145	$—	$—	$320,145

* Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a summary of the transactions with affiliates for the period ended April 30, 2023:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at
10/31/22	Cost	Sales	(Depreciation)	(Loss)	4/30/23	Income
Global X Blockchain ETF
$3,965,705	$1,420,842	($120,688)	$419,678	$27,772	$5,713,309	$461

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Assets and Liabilities
April 30, 2023 (Unaudited)

Global X
Blockchain &
Bitcoin Strategy
ETF
Assets:
Cost of Investments	$4,456,941
Cost of Affiliated Investments	13,625,169
Investments, at Value	$4,456,998
Affiliated Investments, at Value	5,713,309
Cash	1,453,201
Total Assets	11,623,508
Liabilities:
Payable for Investment Securities Purchased	139,807
Payable for Variation Margin on Futures Contracts	8,469
Payable due to Investment Adviser	3,775
Custodian Fees Payable	17
Total Liabilities	152,068
Net Assets	$11,471,440
Net Assets Consist of:
Paid-in Capital	$17,191,605
Total Distributable Loss	(5,720,165)
Net Assets	$11,471,440
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	337,123
Net Asset Value, Offering and Redemption Price Per Share	$34.03

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Operations
For the period ended April 30, 2023 (Unaudited)

Global X
Blockchain &
Bitcoin Strategy
ETF
Investment Income:
Dividend Income, from Affiliated Investments	$461
Interest Income	90,655
Total Investment Income	91,116
Supervision and Administration Fees(1)	28,943
Custodian Fees(2)	17
Total Expenses	28,960
Net Investment Income	62,156
Net Realized Gain (Loss) on:
Investments(3)	1,070
Affiliated Investments	27,772
Futures Contracts	1,783,822
Payment from Adviser(4)	10,650
Net Realized Gain (Loss)	1,823,314
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,373
Affiliated Investments	419,678
Futures Contracts	93,991
Net Change in Unrealized Appreciation (Depreciation)	515,042
Net Realized and Unrealized Gain (Loss)	2,338,356
Net Increase in Net Assets Resulting from Operations	$2,400,512

(1)	The Supervision andAdministration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by theAdviser. (See Note 3 in the Notes to Consolidated Financial Statements.)
(2)	See Note 2 in the Notes to Consolidated Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 5 in the Notes to Consolidated Financial Statements.)
(4)	See Note 3 in the Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	Global X Blockchain & Bitcoin
	Strategy ETF‡
	Period Ended	Period Ended
	April 30, 2023	October 31,
	(Unaudited)	2022(1)
Operations:
Net Investment Income	$62,156 $	161,172
Net Realized Gain (Loss)	1,823,314	(5,974,412)
Net Change in Unrealized Appreciation (Depreciation)	515,042	(8,106,700)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,400,512	(13,919,940)
Distributions	(26,408)	(167,792)
Capital Share Transactions:
Issued	1,280,901	22,148,608
Redeemed	(244,441)	—
Increase in Net Assets from Capital Share Transactions	1,036,460	22,148,608
Total Increase in Net Assets	3,410,564	8,060,876
Net Assets:
Beginning of Period	8,060,876	—
End of Period	$11,471,440 $	8,060,876
Share Transactions:
Issued	55,000	292,500
Redeemed	(10,377)	—
Net Increase in Shares Outstanding from Share Transactions	44,623	292,500

‡	Share transactions have been adjusted to reflect the effect of a 1 for 4 reverse share split on December 19, 2022.
(See Note 9 in the Notes to Consolidated Financial Statements.)
(1)	The Fund commenced operations on November 15, 2021.

Amounts designated as "-" are $0.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Consolidated Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)
					Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)

Global X Blockchain & Bitcoin Strategy ETF
2023(1) (Unaudited)	27.56	0.18	6.37	6.55	(0.08)	–	–
2022(1)(2)	119.00	0.80	(90.72)	(89.92)	(1.52)	–	–

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds (See Note 3 in the Notes to Consolidated Financial Statements).
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on December 19, 2022 (See Note 9 in the Notes to Consolidated Financial Statements).
(2)	The Fund commenced operations on November 15, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**		Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

			Net Assets End of Period ($)(000)

(0.08)	34.03	23.97	11,471	0.65	#†	1.40	†	0.13
(1.52)	27.56	(76.40)	8,061	0.65	#†	1.96	†	—

The accompanying notes are an integral part of the financial statements.

Notes to Consolidated Financial Statements
April 30, 2023 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment CompanyAct of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2023, the Trust had one hundred and fourteen portfolios, one hundred and three of which were operational. The financial statements herein and the related notes pertain to the Global X Blockchain & Bitcoin Strategy ETF (the “Fund”). The Fund has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market ("NASDAQ")), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Global X Management Company LLC, the Funds' investment adviser (the "Adviser"), and approved by the Fund's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value a security if an event that may materially affect the value of the Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the Fund’s security, the time of the security's last close and the time that the Fund calculates its net asset value ("NAV"). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 2 – Other significant observable inputs (including quoted prices in nonactive markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and fair value of investments for which the Fund does not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Fund’s clearing brokers or counterparties as of April 30, 2023. The Fund continuously monitors the credit standing of each broker or counterparty with whom it conducts business. In the event a broker or counterparty is unable to fulfill its obligations, the Fund would be subject to counterparty credit risk.

FEDERAL INCOME TAXES — It is the Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. If the Fund has foreign tax filings that have not

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Consolidated Statement of Operations. During the reporting period, the Fund did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS – To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statement of Assets and Liabilities. Refer to the Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of April 30, 2023, if applicable.

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of April 30, 2023 was as follows:

	Asset Derivatives				Liability Derivatives
	Consolidated				Consolidated
	Statement of Assets and				Statement of Assets and
	Liabilities Location	Fair Value			Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Blockchain & Bitcoin Strategy ETF
Commodity contracts	Unrealized appreciation on Future Contracts	$320,145	†	Commodity contracts	Unrealized depreciationon Future Contracts	$–	†
Total Derivatives not accounted for as hedging instruments		$320,145				$–

† Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets & Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2023:

Amount of realized gain or (loss) on derivatives recognized in income:

Futures Contracts
Global X Blockchain & Bitcoin Strategy ETF
Commodity contracts	$1,783,822

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Futures Contracts
Global X Blockchain & Bitcoin Strategy ETF
Commodity contracts	$93,991

For the period ended April 30, 2023, the monthly average notional value of the futures contracts held by the Fund were as follows:

	Short	Long
	Average	Average
Global X Blockchain & Bitcoin Strategy ETF	$–	$4,793,964

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Fund distributes its net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

CREATION UNITS – The Fund issues and redeems its shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. ("BBH"), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation		Value at
	Unit	Creation	April 30,	Redemption
	Shares	Fee	2023	Fee
Global X Blockchain & Bitcoin Strategy ETF	10,000	$50	$340,300	$50

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Cash overdraft charges are included in custodian fees on the Consolidated Statement of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For the Adviser’s services to the Fund, under a supervision and administration agreement (the "Supervision and Administration Agreement"), the Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Fund bears other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, acquired fund fees and expenses for investments in unaffiliated investment companies, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Fund provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Global X Blockchain & Bitcoin Strategy ETF in unaffiliated investment companies. For the period ended April 30, 2023, the Adviser paid acquired fund fees and expenses of $10,650 and made such reimbursement payments to the Global X Blockchain & Bitcoin Strategy ETF on a monthly basis. These amounts are included in Contribution from Adviser on the Consolidated Statement of Operations.

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and
Administration Fee
Global X Blockchain & Bitcoin Strategy ETF	0.65%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Fund. As sub-administrat or, SEIGFS provides the Fund with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Fund Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Fund for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as custodian (“Custodian”) and transfer agent of the Fund’s assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund; (2) collect andr eceive all income and other payments and distributions on account of the Fund’s portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of the Fund; (2) make dividend and other distributions to shareholders of the Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Fund. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by theAdviser from its fees.

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

4. BASIS FOR CONSOLIDATION FOR THE GLOBAL X BITCOIN STRATEGY SUBSIDIARY I

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Fund include the accounts of the Fund’s wholly-owned Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Fund. The Global X Bitcoin Strategy Subsidiary I (the "Subsidiary") has a fiscal year end and conforming tax year end of October 31 for financial statement consolidation purposes.

The Subsidiary is classified as controlled foreign corporation under the Code. The Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The Fund may invest up to 25% of its total assets in the Subsidiary.

A summary of the Fund’s investments in the Subsidiary are as follows:

		Subsidiary Net	% of Total Net
	Inception Date of	Assets at	Assets at
	Subsidiary	April 30, 2023	April 30, 2023
GLOBAL X BITCOIN STRATEGY SUBSIDIARY I	November 15, 2021	$2,331,572	20.3%

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

4. BASIS FOR CONSOLIDATION FOR THE GLOBAL X BITCOIN STRATEGY SUBSIDIARY I (continued)

Gains and losses attributed to the Fund’s investments in the Subsidiary are as follows:

Global X Blockchain & Bitcoin Strategy ETF

Investment Income:
Interest Income	$33,829
Net Investment Income	33,829
Net Realized Gain on:
Futures Contracts	1,783,822
Net Realized Gain on Investments	1,783,822
Net Change in Unrealized Appreciation on:
Investments	748
Futures Contracts	93,991
Net Change in Unrealized Appreciation	94,739
Net Realized and Unrealized Gain	1,878,561
Net Increase in Net Assets Resulting from Operations	$1,912,390

5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2023, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

		Sales and
	Purchases	Maturities
Global X Blockchain & Bitcoin Strategy ETF	$1,097,331	$5,732

During the period endedApril 30, 2023, there were no purchases or sales of long-term U.S. Government securities for the Fund.

For the period ended April 30, 2023, in-kind transactions associated with creations and redemptions were:

			Realized
2023	Purchases	Sales	Gain/(Loss)
Global X Blockchain & Bitcoin Strategy ETF	$323,511	$114,950	$27,840

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

6. TAX INFORMATION (continued)

net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the period ended October 31, 2022 was as follows:

		Long-Term Capital Gain
Global X Fund	Ordinary Income		Return of Capital	Totals
Global X Blockchain & Bitcoin Strategy ETF
2022	$167,792	$–	$–	$167,792

As of October 31, 2022, the components of tax basis accumulated losses were as follows:

Global X Fund
Global X
Blockchain &
Bitcoin Strategy
ETF
Undistributed Ordinary Income	$10,429
Capital Loss Carryforwards	(567)
Unrealized Depreciation on Investments	(8,104,132)
Other Temporary Differences	1
Total Accumulated Losses	$(8,094,269)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss
			Total
Global X Blockchain & Bitcoin Strategy ETF	$567	$–	$567

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2023 were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Global X Funds	Cost	Appreciation	Depreciation	Depreciation
Global X Blockchain & Bitcoin Strategy ETF	$18,082,110	$–	$(7,911,803)	$(7,911,803)

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

6. TAX INFORMATION (continued)

The preceding differences between book and tax cost are primarily due to investment a controlled foreign subsidiary.

7. CONCENTRATION OF RISKS

Bitcoin is a relatively new asset with a limited history. It is subject to unique and substantial risks, and historically has been a highly speculative asset and has experienced significant price volatility. While the Fund will not invest directly in bitcoin, the value of the Fund’s investments in Bitcoin Futures and bitcoin funds is subject to fluctuations in the value of bitcoin, which may be highly volatile. The value of bitcoin is determined by supply and demand in the global market, which consists primarily of transactions of bitcoin on electronic exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and/or other venues could drop precipitously for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, a flaw or operational issue in the bitcoin network (a network on which users may exchange bitcoin directly with one another (the "Bitcoin Network")), or users preferring competing digital assets and cryptocurrencies. The further development of bitcoin as an asset and the growing acceptance and use of bitcoin in the marketplace are subject to a variety of factors that are difficult to evaluate. Currently, there is relatively limited use of bitcoin in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion, or a contraction in the use of bitcoin, may result in increased volatility in its value. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or its protocols or restrict the ability to use bitcoin. Additionally, bitcoin transactions are irrevocable, and therefore stolen or incorrectly transferred bitcoin may be irretrievable. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, Bitcoin Futures, and the Fund. Bitcoin is also subject to the risk of fraud, theft and manipulation, as well as security failures and operational or other problems that impact Bitcoin Exchanges. Unlike the exchanges utilized by traditional assets, such as equity and bond securities, Bitcoin Exchanges are largely unregulated. As a result, individuals or groups may engage in fraud and investors in bitcoin may be more exposed to the risk of theft and market manipulation than when investing in more traditional asset classes. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses, which could ultimately impact bitcoin utilization, the price of bitcoin and the value of Fund investments with indirect exposure to bitcoin. Additionally, if one or a coordinated group of miners were to gain control of 51% or more of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin.Asignificant portion of bitcoin is held by a small number of holders, who may have the ability to manipulate the price of bitcoin. In addition, Bitcoin Exchanges are subject to the risk of cybersecurity threats and breach, which has occurred in the past and resulted in the theft and/or loss of digital assets, including bitcoin. A risk also exists with respect to malicious actors or previously unknown vulnerabilities in the Bitcoin Network or its protocols, which may adversely affect the value of bitcoin.

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

Shares of some bitcoin funds in which the Fund invests may trade at a premium or discount to the net asset value of the bitcoin fund itself.

Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many Blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies.Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain.

Many Blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. For example, companies that operate trading platforms and/or exchanges may face heightened regulatory risks associated with their operations. The U.S. Securities and Exchange Commission (the "SEC") has made several public statements indicating that some cryptocurrency exchanges may be operating as unregistered securities exchanges in violation of applicable regulations. InAugust 2021, the SEC settled charges with Poloniex for selling digital asset securities between 2017 and 2019 without registering as a national securities exchange. Higher levels of regulation could increase costs and adversely impact the current business models of some Blockchain companies and could even result in the outright prohibition of certain business activities. For example, on September 24, 2021, multiple Chinese regulators issued prohibitions on all cryptocurrency transactions and mining. Any further restrictions imposed by governments (including China or the U.S.) on crypto-currency related activities may adversely impact Blockchain companies, and in turn the Fund. Blockchain companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact their viability. Blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Blockchain companies.

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

Cryptocurrency (notably, bitcoin), often referred to as “virtual currency” or “digital currency,” operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Fund will have exposure to bitcoin, indirectly through investment in Bitcoin Futures, and individual Blockchain Companies held by the Fund may have exposure to cryptocurrencies, including cryptocurrencies other than bitcoin. Cryptocurrencies operate without central authority or banks and are not backed by any government. Cryptocurrencies may experience very high volatility, and related investment vehicles that invest in cryptocurrencies may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Some cryptocurrency have stopped operating and have permanently shut down due to fraud, technical glitches, hackers or malware. Cryptocurrency exchanges are new, largely unregulated, and may be more exposed to fraud.

A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The risks of futures contracts include but are not limited to: (1) the Adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) there being no guarantee that an active market will exist for the contracts at any particular time. Trading in the cash bitcoin market remains difficult as compared to more traditional cash markets, and in particular, short selling bitcoin remains challenging and costly. As a result of these features of the bitcoin cash market, market makers and arbitrageurs may not be as willing to participate in the Bitcoin Futures market as they are in other futures markets. Each of these factors may increase the likelihood that the price of Bitcoin Futures will be volatile and/or will deviate from the price of bitcoin. Bitcoin Futures may experience significant price volatility. Exchange-specified collateral for Bitcoin Futures is substantially higher than for most other futures contracts, and collateral may be set as a percentage of the value of the contract, which means that collateral requirements for long positions can increase if the price of the contract rises. In addition, futures commission merchants (“FCMs”) may require collateral beyond the exchange’s minimum requirement. FCMs may also restrict trading activity in Bitcoin Futures by imposing position limits, prohibiting short selling of Bitcoin Futures or prohibiting trades where the executing broker places a trade on behalf of another broker (so-called “give-up transactions”). Although the Fund will only take long positions in Bitcoin Futures, restrictions on the ability of certain market participants to take short Bitcoin Futures positions may ultimately constrain the Fund’s ability to take long positions in Bitcoin Futures or may impact the price at which the Fund is able to take such positions. Bitcoin Futures are subject to daily limits that may impede a market participant’s ability to exit a position during a period of high volatility.

Notes to Consolidated Financial Statements (Continued)
April 30, 2023 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

The Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions regarding the impact of this transition remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Please refer to the Fund's prospectus and statement of additional information for a more complete description of risks.

Notes to Consolidated Financial Statements (Concluded)
April 30, 2023 (Unaudited)

8. CONTRACTUAL OBLIGATION

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these contracts is unknown; however, the Fund has not had prior gains or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

The Board approved a reverse share split of one to four (1:4) of the issued and outstanding shares of the Fund, (the "Reverse Share Split"). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for the Fund was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Consolidated Statement of Changes in Net Assets for the period ended, and the per share data in the Consolidated Financial Highlights for the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

10. SUBSEQUENT EVENTS

The Fund’s custodian, transfer agent and securities lending agent transitioned from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about June 12, 2023.

The Fund has been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Fund) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in the Fund.

Operating expenses such as these are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2022 through April 30, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Concluded)

		Ending
	Beginning	Account	Annualized	Expenses
	Account Value	Value	Expense	Paid During
	11/1/2022	4/30/2023	Ratios	Period(1)
Global X Blockchain & Bitcoin Strategy ETF
Actual Fund Return	$1,000.00	$1,239.70	0.65%	$3.61
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

(1)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 11, 2022, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for the Global X Blockchain & Bitcoin Strategy ETF (the “Renewal Fund”); and (ii) the Supervision and Administration Agreement ("Renewal Supervision and Administration Agreement"), each between the Trust on behalf of the Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to collectively as the “Renewal Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•  the terms of the Renewal Agreements and the range of services that would continue to be provided to the Renewal Fund in accordance with the Renewal Agreements;

•  Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to the Renewal Fund;

Approval of Investment Advisory Agreement (Unaudited) (Continued)

•  Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Fund and the composition of the Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Fund, (iv) select broker-dealers to execute portfolio transactions for the Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Fund, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Fund that are required to be filed by the Trust with the Securities and Exchange Commission and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Fund by shareholders and new investors;

•  the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Fund; and

•  the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Fund by Global X Management.

Performance

The Board considered the performance of the Renewal Fund. They examined the performance of the Renewal Fund for the period since its inception. Also, the Board considered the total return and investments performance of the Renewal Fund relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered the Fund's under-performance with respect to the competitor funds.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Fund did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Fund. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Fund under the Renewal Agreements for the various

Approval of Investment Advisory Agreement (Unaudited) (Continued)

investment advisory, supervisory and administrative services that the Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Fund).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Fund and all aspects of Global X Management’s relationship with the Renewal Fund. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Fund and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Fund.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Fund to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•  comparative information with respect to the Management Fee paid to Global X Management by the Renewal Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered that the Management Fee of the Renewal Fund was below the average and median of the peer group;

•   the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Fund) and the current total expense ratios for the Renewal Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Fund and that the proposed Management Fee for the Renewal Fund were set at a competitive levels to make the Renewal Fund viable in the marketplace; and

•  that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Fund, including the costs of various third-party services required by the Renewal Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•  the extent to which economies of scale would be realized as the Renewal Fund grow and whether the unitary Management Fee for the Renewal Fund reflected these economies of scale;

•  the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Fund in order to seek to assure that the Renewal Fund is attractive to investors; and

•  that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Fund and its shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Fund appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Fund and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of the Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (UNAUDITED)

NAV is the price per Share at which the Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.globalxetfs.com.

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com
Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
     Suite 700
Washington, DC 20006
Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GLX-SA-010-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.  Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: July 7, 2023

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  July 7, 2023